Silver metals delivery agreement	12 Months Ended
Dec. 31, 2024
Silver metals delivery agreement
Silver metals delivery agreement

11. Silver metals delivery agreement

On December 19, 2024, the Company entered into a silver metals delivery agreement with Mr. Eric Sprott for monthly purchases and deliveries of 18,500 ounces of silver for a period of 36 months starting in January 2026 (the “Silver Agreement”). The Company recognized the fixed deliveries of precious metals as a financial liability measured at fair value through profit or loss as the Company expects metal deliveries to Mr. Eric Sprott will be satisfied through external purchase of silver. A fair value of the metals contract liability of $19.8 million was determined at inception using forward commodity pricing curves at the end of the fiscal 2024. As part of the Silver Agreement, outstanding indebtedness of $1.4 million from Mr. Eric Sprott related to the original joint venture agreement (see Note 21) will be used to offset the metals contract liability commencing with the initial monthly delivery starting in January 2026.